JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
MORTGAGE-BACKED SECURITIES — 27.4%
FHLMC Gold Pools, 30 Year
Pool # G60994, 3.50%, 1/1/2045		13,225	13,919
Pool # G08784, 3.50%, 10/1/2047		5,459	5,673
Pool # Q52319, 3.50%, 11/1/2047		19,128	19,860
Pool # G61785, 3.50%, 1/1/2048		12,105	12,566
Pool # G61644, 3.50%, 3/1/2048		22,008	22,791
Pool # G67708, 3.50%, 3/1/2048		931	977
FNMA UMBS, 15 Year Pool # MA3827, 2.50%, 11/1/2034		9,538	9,622
FNMA UMBS, 30 Year
Pool # AS8804, 3.50%, 2/1/2047		6,833	7,140
Pool # BE3695, 3.50%, 6/1/2047		7,602	7,888
Pool # AS9960, 4.00%, 7/1/2047		9,283	9,908
Pool # BM5275, 3.50%, 11/1/2047		4,940	5,119
Pool # MA3182, 3.50%, 11/1/2047		12,821	13,301
Pool # MA3210, 3.50%, 12/1/2047		11,872	12,307
Pool # MA3238, 3.50%, 1/1/2048		7,934	8,217
Pool # BH9277, 3.50%, 2/1/2048		10,867	11,252
Pool # BM5219, 3.50%, 3/1/2048		2,699	2,794
Pool # MA3333, 4.00%, 4/1/2048		9,372	9,804
Pool # BM5801, 3.50%, 6/1/2048		17,133	17,730
Pool # MA3415, 4.00%, 7/1/2048		11,287	11,739
Pool # CA4111, 3.50%, 9/1/2049		14,244	15,070
Pool # CA4123, 3.50%, 9/1/2049		14,147	14,998
Pool # MA3803, 3.50%, 10/1/2049		3,662	3,764
FHLMC UMBS, 30 Year
Pool # QA0808, 3.50%, 7/1/2049		13,621	14,036
Pool # QA1057, 3.50%, 7/1/2049		13,791	14,195
Pool # QA1218, 3.50%, 7/1/2049		3,826	3,944
TOTAL MORTGAGE-BACKED SECURITIES (Cost $263,198)			268,614

CORPORATE BONDS — 23.3%
Aerospace & Defense — 0.6%
L3Harris Technologies, Inc. 4.85%, 4/27/2035		1,375	1,631
Leonardo SpA (Italy) 4.88%, 3/24/2025	EUR	100	132
Rockwell Collins, Inc. 3.50%, 3/15/2027		2,250	2,400
Triumph Group, Inc. 7.75%, 8/15/2025		300	312
United Technologies Corp. 4.13%, 11/16/2028		1,620	1,824

			6,299

Airlines — 0.4%
Continental Airlines Pass-Through Trust Series 2012-2, Class A, 4.00%, 10/29/2024		3,543	3,750

Auto Components — 0.2%
Adient Global Holdings Ltd.
3.50%, 8/15/2024(a)	EUR	100	100
4.88%, 8/15/2026(b)		600	512
American Axle & Manufacturing, Inc. 6.50%, 4/1/2027		475	477
Cooper-Standard Automotive, Inc. 5.63%, 11/15/2026(b)		475	411
Delphi Technologies plc 5.00%, 10/1/2025(b)		495	432
LKQ European Holdings BV 3.63%, 4/1/2026(a)	EUR	384	444

			2,376

Automobiles — 0.0%(c)
Fiat Chrysler Automobiles NV (United Kingdom) 3.75%, 3/29/2024(a)	EUR	100	124

Banks — 3.5%
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.06%), 3.56%, 4/23/2027(d)		1,595	1,683
3.25%, 10/21/2027		2,310	2,408
Series FF, (ICE LIBOR USD 3 Month + 2.93%), 5.87%, 3/15/2028(d)(e)(f)		1,910	2,110
CaixaBank SA (Spain) (EUR Swap Annual 5 Year + 3.35%), 3.50%, 2/15/2027(a)(d)	EUR	1,000	1,163
Citibank NA (ICE LIBOR USD 3 Month + 0.53%), 3.16%, 2/19/2022(d)		927	937

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Citigroup, Inc.
Series O, (ICE LIBOR USD 3 Month + 4.06%), 5.87%, 3/27/2020(d)(e)(f)		1,111	1,118
3.20%, 10/21/2026		1,705	1,768
Credit Agricole SA (France)
3.25%, 10/4/2024(b)		780	805
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025(b)(d)(e)(f)		950	1,146
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.21%), 3.80%, 3/11/2025(d)		1,285	1,343
(USD ICE Swap Rate 5 Year + 4.37%), 6.37%, 3/30/2025(d)(e)(f)		1,678	1,806
Intesa Sanpaolo SpA (Italy) 5.71%, 1/15/2026(b)		810	864
Lloyds Bank plc (United Kingdom)
0.25%, 3/25/2024(a)	EUR	2,140	2,391
0.13%, 6/18/2026(a)	EUR	2,150	2,380
Royal Bank of Canada (Canada) (ICE LIBOR USD 3 Month + 0.66%), 2.70%, 10/5/2023(d)		2,505	2,523
Royal Bank of Scotland Group plc (United Kingdom)
(USD Swap Semi 5 Year + 7.60%), 8.62%, 8/15/2021(d)(e)(f)		500	540
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023(d)		1,578	1,611
3.88%, 9/12/2023		360	374
Santander UK plc (United Kingdom) 0.50%, 1/10/2025(a)	EUR	2,100	2,382
Sumitomo Mitsui Banking Corp. (Japan) 0.55%, 11/6/2023(a)	EUR	2,120	2,393
United Overseas Bank Ltd. (Singapore) 0.50%, 1/16/2025(a)	EUR	443	502
Wells Fargo & Co. (ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027(d)		1,500	1,549
Westpac Banking Corp. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.00%), 4.11%, 7/24/2034(d)		360	373

			34,169

Beverages — 0.3%
Anheuser-Busch Cos. LLC (Belgium) 4.90%, 2/1/2046		330	396
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.75%, 1/23/2029		1,500	1,745
4.90%, 1/23/2031		830	993
Sunshine Mid BV (Netherlands) 6.50%, 5/15/2026(a)	EUR	200	232

			3,366

Biotechnology — 0.4%
AbbVie, Inc.
3.60%, 5/14/2025		1,260	1,321
2.95%, 11/21/2026(b)		1,010	1,020
4.05%, 11/21/2039(b)		490	511
4.45%, 5/14/2046		260	279
4.25%, 11/21/2049(b)		350	368
Grifols SA (Spain)
1.63%, 2/15/2025(b)	EUR	100	112
3.20%, 5/1/2025(a)	EUR	200	226
2.25%, 11/15/2027(b)	EUR	100	113

			3,950

Building Products — 0.1%
James Hardie International Finance DAC 4.75%, 1/15/2025(b)		365	378
JELD-WEN, Inc. 4.63%, 12/15/2025(b)		315	318
Standard Industries, Inc. 4.75%, 1/15/2028(b)		415	428

			1,124

Capital Markets — 2.3%
Credit Suisse Group AG (Switzerland) (USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023(b)(d)(e)(f)		2,910	3,252
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.60%), 3.51%, 11/29/2023(d)		3,275	3,388
4.25%, 10/21/2025		1,150	1,242
3.85%, 1/26/2027		2,329	2,478
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028(d)		40	42
(ICE LIBOR USD 3 Month + 1.16%), 3.81%, 4/23/2029(d)		871	932
Morgan Stanley
3.13%, 7/27/2026		3,315	3,436
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029(d)		530	569
UBS AG (Switzerland)
5.13%, 5/15/2024(a)		2,615	2,811
UBS Group AG (Switzerland)
(EUR Swap Annual 5 Year + 5.29%), 5.75%, 2/19/2022(a)(d)(e)(f)	EUR	2,400	2,883
(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025(a)(d)(e)(f)		1,600	1,807

			22,840

Chemicals — 0.6%
Arkema SA (France) (EUR Swap Annual 5 Year + 4.35%), 4.75%, 10/29/2020(a)(d)(e)(f)	EUR	200	229

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Axalta Coating Systems LLC 4.25%, 8/15/2024(a)	EUR	200	227
Braskem America Finance Co. (Brazil) 7.13%, 7/22/2041(a)		605	681
CeramTec BondCo GmbH (Germany) 5.25%, 12/15/2025(a)	EUR	175	201
CF Industries, Inc. 4.50%, 12/1/2026(b)		1,725	1,885
Chemours Co. (The) 6.63%, 5/15/2023		275	271
GCP Applied Technologies, Inc. 5.50%, 4/15/2026(b)		300	309
INEOS Group Holdings SA (Luxembourg) 5.63%, 8/1/2024(b)		520	534
NOVA Chemicals Corp. (Canada) 5.25%, 6/1/2027(b)		445	449
Rain CII Carbon LLC 7.25%, 4/1/2025(b)		789	763
Solvay Finance SA (Belgium) (EUR Swap Annual 5 Year + 3.70%), 5.42%, 11/12/2023(a)(d)(e)(f)	EUR	200	252
Trinseo Materials Operating SCA 5.38%, 9/1/2025(b)		300	300

			6,101

Commercial Services & Supplies — 0.1%
ACCO Brands Corp. 5.25%, 12/15/2024(b)		455	472
SPIE SA (France) 3.13%, 3/22/2024(a)	EUR	200	236
Techem Verwaltungsgesellschaft 674 mbH (Germany) 6.00%, 7/30/2026(a)	EUR	200	237
Verisure Midholding AB (Sweden) 5.75%, 12/1/2023(a)	EUR	300	340

			1,285

Communications Equipment — 0.1%
CommScope Technologies LLC 6.00%, 6/15/2025(b)		700	675
Telefonaktiebolaget LM Ericsson (Sweden) 1.88%, 3/1/2024(a)	EUR	300	348

			1,023

Consumer Finance — 0.4%
AerCap Ireland Capital DAC (Ireland) 3.88%, 1/23/2028		1,090	1,132
Avolon Holdings Funding Ltd. (Ireland)
3.95%, 7/1/2024(b)		995	1,032
4.38%, 5/1/2026(b)		460	485
General Motors Financial Co., Inc. 4.00%, 10/6/2026		900	922

			3,571

Containers & Packaging — 0.3%
ARD Finance SA (Luxembourg) 5.00% (cash), 6/30/2027(b)(g)	EUR	100	110
Ardagh Packaging Finance plc (Ireland)
6.75%, 5/15/2024(a)	EUR	100	116
6.00%, 2/15/2025(b)		500	525
Ball Corp. 4.38%, 12/15/2023	EUR	200	252
Crown European Holdings SA 2.63%, 9/30/2024(a)	EUR	400	467
Klabin Austria GmbH (Brazil) 7.00%, 4/3/2049(a)		885	946
Silgan Holdings, Inc. 3.25%, 3/15/2025	EUR	200	225

			2,641

Diversified Financial Services — 0.9%
EDP Finance BV (Portugal)
5.25%, 1/14/2021(b)		4,025	4,146
3.63%, 7/15/2024(b)		1,335	1,385
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035		3,230	3,475

			9,006

Diversified Telecommunication Services — 1.3%
Altice France SA (France)
5.88%, 2/1/2027(a)	EUR	175	215
3.38%, 1/15/2028(b)	EUR	100	112
AT&T, Inc. 4.80%, 6/15/2044		640	724
CCO Holdings LLC
5.75%, 2/15/2026(b)		2,260	2,387
5.13%, 5/1/2027(b)		2,100	2,226
DKT Finance ApS (Denmark) 7.00%, 6/17/2023(a)	EUR	150	174
Frontier Communications Corp. 8.50%, 4/1/2026(b)		300	296
Intelsat Jackson Holdings SA (Luxembourg)
5.50%, 8/1/2023		345	274
8.00%, 2/15/2024(b)		200	204
Level 3 Financing, Inc. 5.38%, 5/1/2025		500	517
Sprint Capital Corp. 8.75%, 3/15/2032		1,775	2,117
Telecom Italia SpA (Italy)
3.25%, 1/16/2023(a)	EUR	100	118
3.63%, 5/25/2026(a)	EUR	450	543
2.38%, 10/12/2027(a)	EUR	150	168
Telefonica Emisiones SA (Spain) 5.21%, 3/8/2047		700	826
Verizon Communications, Inc. 4.33%, 9/21/2028		1,345	1,525
Virgin Media Finance plc (United Kingdom) 4.50%, 1/15/2025(a)	EUR	200	226

			12,652

Electric Utilities — 1.2%
Edison International 3.55%, 11/15/2024		770	775

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
EDP - Energias de Portugal SA (Portugal) (EUR Swap Annual 5 Year + 5.04%), 5.38%, 9/16/2075(a)(d)	EUR	300	350
Emera US Finance LP (Canada) 3.55%, 6/15/2026		3,990	4,161
Enel Finance International NV (Italy) 3.50%, 4/6/2028(b)		1,135	1,160
FirstEnergy Corp. Series B, 3.90%, 7/15/2027		2,385	2,556
Iberdrola International BV (Spain) (EUR Swap Annual 5 Year + 2.06%), 2.63%, 3/26/2024(a)(d)(e)(f)	EUR	800	936
ITC Holdings Corp. 3.25%, 6/30/2026		1,730	1,788
Naturgy Finance BV (Spain) (EUR Swap Annual 9 Year + 3.08%), 3.38%, 4/24/2024(a)(d)(e)(f)	EUR	200	235
Texas Competitive Electric Holdings Co. LLC 8.50%, 5/1/2020‡(h)		2,500	1

			11,962

Electrical Equipment — 0.0%(c)
Orano SA (France) 4.88%, 9/23/2024	EUR	200	255

Electronic Equipment, Instruments & Components — 0.1%
Belden, Inc. 3.38%, 7/15/2027(a)	EUR	100	114
CDW LLC 5.00%, 9/1/2025		600	626

			740

Energy Equipment & Services — 0.1%
Precision Drilling Corp. (Canada)
7.75%, 12/15/2023		35	33
7.13%, 1/15/2026(b)		330	289
Saipem Finance International BV (Italy) 3.75%, 9/8/2023(a)	EUR	350	426
Vallourec SA (France) 2.25%, 9/30/2024(a)	EUR	100	75

			823

Equity Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp. 3.60%, 1/15/2028		1,695	1,780
Equinix, Inc. 2.88%, 10/1/2025	EUR	300	340
ESH Hospitality, Inc. 5.25%, 5/1/2025(b)		280	289
GEO Group, Inc. (The) 5.88%, 10/15/2024		325	272
Iron Mountain, Inc. 3.00%, 1/15/2025(a)	EUR	100	113
Uniti Group LP 6.00%, 4/15/2023(b)		455	429

			3,223

Food & Staples Retailing — 0.1%
Iceland Bondco plc (United Kingdom) 4.63%, 3/15/2025(a)	GBP	100	110
Picard Groupe SAS (France) (EURIBOR 3 Month + 3.00%), 3.00%, 11/30/2023(a)(d)	EUR	150	161
Rite Aid Corp. 6.13%, 4/1/2023(b)		665	550

			821

Food Products — 0.1%
Darling Global Finance BV 3.63%, 5/15/2026(a)	EUR	200	232
Nomad Foods Bondco plc (United Kingdom) 3.25%, 5/15/2024(a)	EUR	200	226
Post Holdings, Inc.
5.50%, 3/1/2025(b)		235	247
5.75%, 3/1/2027(b)		285	305

			1,010

Gas Utilities — 0.1%
NorteGas Energia Distribucion SAU (Spain) 2.07%, 9/28/2027(a)	EUR	600	705

Health Care Equipment & Supplies — 0.3%
Boston Scientific Corp.
3.75%, 3/1/2026		645	694
4.00%, 3/1/2029		1,620	1,804

			2,498

Health Care Providers & Services — 0.4%
Air Medical Group Holdings, Inc. 6.38%, 5/15/2023(b)		320	278
Encompass Health Corp. 5.75%, 9/15/2025		500	525
HCA, Inc. 5.88%, 2/15/2026		1,685	1,902
Tenet Healthcare Corp. 6.75%, 6/15/2023		1,000	1,080

			3,785

Health Care Technology — 0.1%
IQVIA, Inc. 3.25%, 3/15/2025(a)	EUR	400	450

Hotels, Restaurants & Leisure — 0.2%
Aramark International Finance SARL 3.13%, 4/1/2025(a)	EUR	100	113
Cirsa Finance International SARL (Spain) 6.25%, 12/20/2023(a)	EUR	314	366
International Game Technology plc 4.75%, 2/15/2023(a)	EUR	300	362
MGM Resorts International 6.00%, 3/15/2023		675	743

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Wynn Las Vegas LLC 5.50%, 3/1/2025(b)		445	474

			2,058

Household Durables — 0.0%(c)
Tempur Sealy International, Inc. 5.50%, 6/15/2026		365	383

Household Products — 0.1%
Central Garden & Pet Co. 5.13%, 2/1/2028		520	539
Energizer Holdings, Inc. 5.50%, 6/15/2025(b)		575	596

			1,135

Independent Power and Renewable Electricity Producers — 0.2%
Exelon Generation Co. LLC 2.95%, 1/15/2020		1,470	1,471

Industrial Conglomerates — 0.2%
Roper Technologies, Inc. 3.80%, 12/15/2026		1,710	1,826

Insurance — 0.4%
MetLife, Inc. 6.40%, 12/15/2036		1,340	1,641
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 4.18%), 5.87%, 9/15/2042(d)		1,190	1,284
(ICE LIBOR USD 3 Month + 3.92%), 5.63%, 6/15/2043(d)		784	849

			3,774

IT Services — 0.0%(c)
Zayo Group LLC 6.38%, 5/15/2025		350	360

Leisure Products — 0.1%
Mattel, Inc. 6.75%, 12/31/2025(b)		435	456
Vista Outdoor, Inc. 5.88%, 10/1/2023		400	381

			837

Machinery — 0.1%
SPX FLOW, Inc. 5.63%, 8/15/2024(b)		450	469
Terex Corp. 5.63%, 2/1/2025(b)		300	304

			773

Media — 1.3%
Altice Financing SA (Luxembourg) 6.63%, 2/15/2023(b)		500	511
Altice Finco SA (Luxembourg) 4.75%, 1/15/2028(a)	EUR	100	110
Altice Luxembourg SA (Luxembourg)
6.25%, 2/15/2025(a)	EUR	150	170
8.00%, 5/15/2027(a)	EUR	221	270
Charter Communications Operating LLC 5.38%, 5/1/2047		758	844
Comcast Corp.
3.95%, 10/15/2025		2,025	2,209
4.60%, 8/15/2045		980	1,187
4.70%, 10/15/2048		555	689
3.45%, 2/1/2050		330	338
CSC Holdings LLC 10.88%, 10/15/2025(b)		799	899
DISH DBS Corp.
5.88%, 11/15/2024		675	674
7.75%, 7/1/2026		1,230	1,274
Fox Corp.
4.03%, 1/25/2024(b)		654	695
4.71%, 1/25/2029(b)		300	341
Meredith Corp. 6.88%, 2/1/2026		35	36
SES SA (Luxembourg) (EUR Swap Annual 5 Year + 4.66%), 4.62%, 1/2/2022(a)(d)(e)(f)	EUR	250	290
Sinclair Television Group, Inc. 5.63%, 8/1/2024(b)		360	371
Telenet Finance Luxembourg Notes SARL (Belgium) 3.50%, 3/1/2028(a)	EUR	300	357
UPCB Finance IV Ltd. (Netherlands)
5.38%, 1/15/2025(b)		475	488
4.00%, 1/15/2027(a)	EUR	315	365
Ziggo BV (Netherlands) 4.25%, 1/15/2027(a)	EUR	400	474

			12,592

Metals & Mining — 0.2%
Alcoa Nederland Holding BV 6.75%, 9/30/2024(b)		325	342
BHP Billiton Finance Ltd. (Australia) (EUR Swap Annual 5 Year + 4.80%), 5.63%, 10/22/2079(a)(d)	EUR	110	147
Constellium SE 4.25%, 2/15/2026(a)	EUR	200	229
Indonesia Asahan Aluminium Persero PT (Indonesia) 5.71%, 11/15/2023(b)		960	1,057
thyssenkrupp AG (Germany)
1.38%, 3/3/2022(a)	EUR	150	165
2.50%, 2/25/2025(a)	EUR	100	111

			2,051

Multiline Retail — 0.2%
Neiman Marcus Group Ltd. LLC
14.00% (Blend (cash 8.00% + PIK 6.00%)), 4/25/2024(b)(g)		2,533	1,171
8.75%, 10/25/2024(b)		1,416	400

			1,571

Multi-Utilities — 0.0%(c)
RWE AG (Germany) (EUR Swap Annual 5 Year + 3.25%), 3.50%, 4/21/2075(a)(d)	EUR	100	121

Oil, Gas & Consumable Fuels — 1.9%
Antero Midstream Partners LP 5.38%, 9/15/2024		350	299

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Blue Racer Midstream LLC 6.13%, 11/15/2022(b)		355	320
Buckeye Partners LP 3.95%, 12/1/2026		905	839
Chesapeake Energy Corp. 8.00%, 1/15/2025		525	270
Ecopetrol SA (Colombia) 5.88%, 5/28/2045		430	490
KazMunayGas National Co. JSC (Kazakhstan) 4.75%, 4/19/2027(a)		895	975
MEG Energy Corp. (Canada)
6.38%, 1/30/2023(b)		400	392
6.50%, 1/15/2025(b)		10	10
MPLX LP
4.50%, 4/15/2038		1,025	1,023
5.20%, 3/1/2047		290	305
Noble Energy, Inc.
3.85%, 1/15/2028		1,500	1,559
5.25%, 11/15/2043		615	666
Oasis Petroleum, Inc. 6.88%, 1/15/2023(i)		425	390
Occidental Petroleum Corp.
2.90%, 8/15/2024		1,660	1,669
3.40%, 4/15/2026		1,730	1,760
Parsley Energy LLC 6.25%, 6/1/2024(b)		305	316
Pertamina Persero PT (Indonesia) 3.65%, 7/30/2029(b)		740	767
Petrobras Global Finance BV (Brazil)
5.09%, 1/15/2030(b)		338	353
6.90%, 3/19/2049		850	973
Repsol International Finance BV (Spain) (EUR Swap Annual 10 Year + 4.20%), 4.50%, 3/25/2075(a)(d)	EUR	200	251
Southwestern Energy Co. 7.75%, 10/1/2027		360	313
State Oil Co. of the Azerbaijan Republic (Azerbaijan) 4.75%, 3/13/2023(a)		950	996
Sunoco Logistics Partners Operations LP 5.35%, 5/15/2045		710	734
Sunoco LP 6.00%, 4/15/2027		54	57
Targa Resources Partners LP 6.75%, 3/15/2024		700	727
TOTAL SA (France) (EUR Swap Annual 5 Year + 3.78%), 3.88%, 5/18/2022(a)(d)(e)(f)	EUR	1,300	1,546
UGI International LLC 3.25%, 11/1/2025(a)	EUR	149	172

			18,172

Paper & Forest Products — 0.0%(c)
Smurfit Kappa Acquisitions ULC (Ireland) 2.38%, 2/1/2024(a)	EUR	300	355

Pharmaceuticals — 0.7%
Bausch Health Cos., Inc.
4.50%, 5/15/2023(a)	EUR	100	112
5.88%, 5/15/2023(b)		193	195
6.13%, 4/15/2025(b)		1,255	1,305
Bristol-Myers Squibb Co.
2.90%, 7/26/2024(b)		1,260	1,299
3.40%, 7/26/2029(b)		680	730
4.25%, 10/26/2049(b)		425	505
Nidda BondCo GmbH (Germany) 5.00%, 9/30/2025(a)	EUR	200	227
Nidda Healthcare Holding GmbH (Germany) 3.50%, 9/30/2024(a)	EUR	100	113
Rossini SARL (Italy) 6.75%, 10/30/2025(a)	EUR	200	245
Shire Acquisitions Investments Ireland DAC 2.40%, 9/23/2021		2,095	2,104

			6,835

Professional Services — 0.0%(c)
La Financiere Atalian SASU (France) 4.00%, 5/15/2024(a)	EUR	100	82

Road & Rail — 0.2%
Avis Budget Car Rental LLC 6.38%, 4/1/2024(b)		575	599
CSX Corp. 3.35%, 9/15/2049		570	562
Europcar Mobility Group (France) 4.13%, 11/15/2024(a)	EUR	200	216
Hertz Corp. (The)
7.63%, 6/1/2022(b)		91	95
6.25%, 10/15/2022		400	404
Hertz Holdings Netherlands BV 4.13%, 10/15/2021(a)	EUR	100	111

			1,987

Semiconductors & Semiconductor Equipment — 0.1%
Entegris, Inc. 4.63%, 2/10/2026(b)		370	382
Sensata Technologies UK Financing Co. plc 6.25%, 2/15/2026(b)		471	506

			888

Software — 0.1%
Infor US, Inc. 6.50%, 5/15/2022		700	713

Specialty Retail — 0.1%
eG Global Finance plc (United Kingdom) 4.38%, 2/7/2025(a)	EUR	125	136
PetSmart, Inc. 5.88%, 6/1/2025(b)		418	410

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Staples, Inc.
7.50%, 4/15/2026(b)		315	329
10.75%, 4/15/2027(b)(i)		190	196

			1,071

Technology Hardware, Storage & Peripherals — 0.2%
Dell International LLC 6.02%, 6/15/2026(b)		1,890	2,160

Thrifts & Mortgage Finance — 1.7%
A10 Revolving Asset Financing LLC 8.44%, 1/9/2020‡(b)(j)		6,000	6,000
BPCE SA (France)
3.00%, 5/22/2022(b)		408	414
5.70%, 10/22/2023(b)		2,870	3,165
Nationwide Building Society (United Kingdom) 0.75%, 10/26/2022(a)	EUR	2,100	2,378
Nykredit Realkredit A/S (Denmark) Series 13H, 1.00%, 4/1/2020(a)	DKK	16,590	2,458
Realkredit Danmark A/S (Denmark) Series 10F, 1.00%, 4/1/2020(a)	DKK	16,200	2,400

			16,815

Tobacco — 0.5%
Altria Group, Inc. 4.80%, 2/14/2029		2,060	2,278
BAT Capital Corp. (United Kingdom)
3.56%, 8/15/2027		975	993
4.39%, 8/15/2037		1,250	1,236
4.54%, 8/15/2047		650	633

			5,140

Trading Companies & Distributors — 0.2%
Air Lease Corp. 3.25%, 10/1/2029		1,170	1,162
Rexel SA (France) 2.13%, 6/15/2025(a)	EUR	350	393

			1,555

Wireless Telecommunication Services — 0.3%
Matterhorn Telecom SA (Luxembourg) 3.13%, 9/15/2026(b)	EUR	100	112
Sprint Corp. 7.63%, 2/15/2025		440	482
Telefonica Europe BV (Spain) (EUR Swap Annual 5 Year + 2.33%), 2.63%, 3/7/2023(a)(d)(e)(f)	EUR	600	678
T-Mobile US, Inc. 4.50%, 2/1/2026‡		96	—
T-Mobile USA, Inc.
6.50%, 1/15/2024‡		3,820	—	(k)
6.50%, 1/15/2026‡		3,115	—	(k)
4.75%, 2/1/2028‡		96	—
United States Cellular Corp. 6.70%, 12/15/2033		285	310
Vodafone Group plc (United Kingdom)
4.88%, 6/19/2049		598	677
4.25%, 9/17/2050		640	664
(EUR Swap Annual 5 Year + 2.67%), 3.10%, 1/3/2079(a)(d)	EUR	200	230

			3,153

TOTAL CORPORATE BONDS (Cost $223,432)			228,427

ASSET-BACKED SECURITIES — 15.9%
5AIF Juniper 2 LLC Series 2018-1, Class A, 5.45%, 8/15/2022‡(b)		6,875	6,875
ACC Trust Series 2019-2, Class A, 2.82%, 2/21/2023(b)		860	861
ACIS CLO Ltd. (Cayman Islands) Series 2017-7A, Class A1, 3.26%, 5/1/2027(b)(j)		1,554	1,555
American Credit Acceptance Receivables Trust
Series 2016-4, Class D, 4.11%, 4/12/2023(b)		610	614
Series 2017-2, Class D, 3.69%, 6/12/2023(b)		1,680	1,695
Series 2019-3, Class B, 2.59%, 8/14/2023(b)		1,810	1,814
Series 2017-2, Class E, 5.52%, 3/12/2024(b)		1,090	1,111
Series 2018-3, Class C, 3.75%, 10/15/2024(b)		690	695
Series 2019-4, Class C, 2.69%, 12/12/2025(b)		750	751
Series 2019-4, Class D, 2.97%, 12/12/2025(b)		790	791
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-12, Class M1, 2.83%, 1/25/2034‡(j)		621	620
Apidos CLO (Cayman Islands)
Series XXXA, Class A2, 3.60%, 10/18/2031(b)(j)		1,460	1,436
Series XXXA, Class C, 5.00%, 10/18/2031‡(b)(j)		991	949
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2004-W7, Class M2, 2.61%, 5/25/2034‡(j)		149	150
Asset-Backed Securities Corp. Home Equity Loan Trust Series 2004-HE7, Class M2, 3.28%, 10/25/2034‡(j)		190	193
Benefit Street Partners CLO XI (Cayman Islands) Series 2017-11A, Class A2A, 3.75%, 4/15/2029(b)(j)		600	598

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)		Value (000)
BlueMountain CLO Ltd. (Cayman Islands) Series 2014-2A, Class BR2, 3.72%, 10/20/2030‡(b)(j)	1,460		1,440
Business Jet Securities LLC
Series 2018-1, Class A, 4.34%, 2/15/2033(b)	760		768
Series 2018-1, Class B, 6.05%, 2/15/2033‡(b)	1,750		1,807
Chase Funding Loan Acquisition Trust Series 2004-OPT1, Class M2, 3.21%, 6/25/2034‡(j)	395		394
CIFC Funding Ltd. (Cayman Islands)
Series 2017-1A, Class A, 3.33%, 4/23/2029(b)(j)	3,889		3,887
Series 2017-1A, Class D, 5.47%, 4/23/2029‡(b)(j)	830		807
Series 2014-5A, Class BR2, 3.80%, 10/17/2031‡(b)(j)	945		938
CIG Auto Receivables Trust
Series 2017-1A, Class A, 2.71%, 5/15/2023(b)	196		197
Series 2017-1A, Class B, 3.81%, 5/15/2023(b)	600		602
Citi Held For Asset Issuance Series 2015-PM2, Class C, 5.96%, 3/15/2022‡(b)	88		88
Commonbond Student Loan Trust
Series 2018-AGS, Class B, 3.58%, 2/25/2044‡(b)	1,062		1,078
Series 2018-AGS, Class C, 3.82%, 2/25/2044‡(b)	363		367
Conn’s Receivables Funding LLC
Series 2019-A, Class B, 4.36%, 10/16/2023‡(b)	750		757
Series 2019-A, Class C, 5.29%, 10/16/2023‡(b)	670		676
Consumer Loan Underlying Bond Credit Trust Series 2017-P2, Class B, 3.56%, 1/15/2024‡(b)	900		902
Countrywide Asset-Backed Certificates
Series 2002-4, Class M1, 2.83%, 12/25/2032‡(j)	814		814
Series 2004-2, Class M1, 2.46%, 5/25/2034‡(j)	65		66
Series 2004-ECC2, Class M2, 2.68%, 12/25/2034‡(j)	446		447
CPS Auto Receivables Trust Series 2018-A, Class B, 2.77%, 4/18/2022(b)	1,555		1,557
CPS Auto Trust
Series 2018-C, Class C, 3.68%, 6/17/2024(b)	2,380		2,418
Series 2018-C, Class D, 4.40%, 6/17/2024(b)	810		836
Credit Acceptance Auto Loan Trust
Series 2018-1A, Class C, 3.77%, 6/15/2027(b)	2,330		2,378
Series 2018-3A, Class B, 3.89%, 10/15/2027(b)	580		598
Series 2018-3A, Class C, 4.04%, 12/15/2027(b)	670		692
CWABS, Inc. Asset-Backed Certificates Series 2004-1, Class M2, 2.53%, 3/25/2034‡(j)	116		116
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-5, Class M2, 2.71%, 7/25/2034‡(j)	216		217
Delta Air Lines Pass-Through Trust Series 2009-1, Class A, 7.75%, 12/17/2019	71		71
Diamond Resorts Owner Trust Series 2018-1, Class C, 4.53%, 1/21/2031‡(b)	2,252		2,301
DT Auto Owner Trust
Series 2017-3A, Class E, 5.60%, 8/15/2024(b)	790		820
Series 2018-2A, Class E, 5.54%, 6/16/2025(b)	890		932
Exeter Automobile Receivables Trust
Series 2015-3A, Class D, 6.55%, 10/17/2022(b)	2,340		2,370
Series 2018-3A, Class C, 3.71%, 6/15/2023(b)	1,008		1,023
Series 2018-2A, Class D, 4.04%, 3/15/2024(b)	2,030		2,079
Series 2018-3A, Class D, 4.35%, 6/17/2024(b)	2,230		2,313
Series 2018-3A, Class E, 5.43%, 8/15/2024(b)	550		576
First Franklin Mortgage Loan Trust
Series 2004-FF5, Class A1, 2.43%, 8/25/2034‡(j)	—	(k)	—	(k)
Flagship Credit Auto Trust
Series 2017-4, Class D, 3.58%, 1/15/2024(b)	1,900		1,940
Series 2018-3, Class C, 3.79%, 12/16/2024(b)	690		710
FREED ABS Trust Series 2018-1, Class B, 4.56%, 7/18/2024‡(b)	2,390		2,434
GLS Auto Receivables Trust Series 2018-2A, Class D, 5.46%, 3/17/2025(b)	1,470		1,544
GMAT Trust Series 2013-1A, Class M, 5.00%, 11/25/2043‡(b)(j)	8,560		5,101
ICG US CLO Ltd. (Cayman Islands) Series 2016-1A, Class A2R, 3.63%, 7/29/2028(b)(j)	718		716
LMREC, Inc. Series 2016-CRE2, Class A, 3.42%, 11/24/2031(b)(j)	561		561

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
LV Tower 52 Issuer Series 2013-1, Class M, 7.75%, 7/15/2019‡(b)	5,746	5,775
Marlette Funding Trust
Series 2017-3A, Class C, 4.01%, 12/15/2024‡(b)	550	554
Series 2018-1A, Class B, 3.19%, 3/15/2028‡(b)	741	742
Series 2018-1A, Class C, 3.69%, 3/15/2028(b)	1,182	1,191
MFA LLC Series 2018-NPL2, Class A1, 4.16%, 7/25/2048‡(b)(l)	1,530	1,532
Mid-State Capital Corp. Trust Series 2006-1, Class M2, 6.74%, 10/15/2040‡(b)	2,765	3,145
Morgan Stanley ABS Capital I, Inc. Trust
Series 2004-HE1, Class M1, 2.56%, 1/25/2034‡(j)	533	528
Series 2004-NC7, Class M3, 2.68%, 7/25/2034‡(j)	109	108
Series 2004-HE7, Class M2, 2.65%, 8/25/2034‡(j)	63	63
Series 2004-HE7, Class M3, 2.73%, 8/25/2034‡(j)	80	81
Series 2004-HE8, Class M2, 2.73%, 9/25/2034(j)	133	132
Series 2005-NC1, Class M3, 2.47%, 1/25/2035‡(j)	347	346
New Century Home Equity Loan Trust
Series 2004-2, Class M2, 2.64%, 8/25/2034‡(j)	58	58
Series 2004-4, Class M2, 2.50%, 2/25/2035(j)	265	265
Octagon Investment Partners 30 Ltd. (Cayman Islands) Series 2017-1A, Class A1, 3.29%, 3/17/2030(b)(j)	3,166	3,168
OneMain Direct Auto Receivables Trust
Series 2018-1A, Class B, 3.71%, 4/14/2025(b)	914	936
Series 2018-1A, Class D, 4.40%, 1/14/2028(b)	1,110	1,144
OneMain Financial Issuance Trust
Series 2015-1A, Class C, 5.12%, 3/18/2026‡(b)	528	528
Series 2018-1A, Class D, 4.08%, 3/14/2029‡(b)	860	875
Option One Mortgage Loan Trust Series 2004-3, Class M3, 2.68%, 11/25/2034‡(j)	32	32
PNMAC FMSR Issuer Trust Series 2018-FT1, Class A, 4.06%, 4/25/2023(b)(j)	1,210	1,213
PNMAC GMSR Issuer Trust Series 2018-GT2, Class A, 4.36%, 8/25/2025(b)(j)	2,280	2,288
Prestige Auto Receivables Trust Series 2018-1A, Class C, 3.75%, 10/15/2024(b)	2,240	2,301
Pretium Mortgage Credit Partners I LLC
Series 2018-NPL4, Class A2, 6.05%, 9/25/2058‡(b)(l)	810	815
Series 2019-NPL2, Class A2, 5.93%, 12/25/2058‡(b)(l)	990	992
Progress Residential Trust
Series 2015-SFR3, Class D, 4.67%, 11/12/2032‡(b)	603	602
Series 2015-SFR3, Class E, 5.66%, 11/12/2032(b)	3,679	3,676
Series 2018-SFR3, Class E, 4.87%, 10/17/2035‡(b)	2,937	3,032
Race Point VIII CLO Ltd. (Cayman Islands) Series 2013-8A, Class AR, 3.24%, 2/20/2030(b)(j)	6,172	6,169
Renaissance Home Equity Loan Trust
Series 2005-1, Class AF6, 4.97%, 5/25/2035‡(l)	308	319
Series 2005-2, Class M1, 5.05%, 8/25/2035‡(l)	1,896	2,001
Santander Drive Auto Receivables Trust
Series 2015-5, Class E, 4.67%, 2/15/2023(b)	3,600	3,615
Series 2016-2, Class E, 4.38%, 9/15/2023	2,500	2,537
Series 2018-4, Class D, 3.98%, 12/15/2025	1,890	1,939
Santander Prime Auto Issuance Notes Trust Series 2018-A, Class F, 6.80%, 9/15/2025(b)	932	956
Santander Revolving Auto Loan Trust
Series 2019-A, Class A, 2.51%, 1/26/2032(b)	1,700	1,697
Series 2019-A, Class C, 3.00%, 1/26/2032(b)	480	479
Series 2019-A, Class D, 3.45%, 1/26/2032(b)	2,910	2,906
Saxon Asset Securities Trust Series 2006-2, Class A3C, 1.86%, 9/25/2036‡(j)	60	59
Shackleton CLO Ltd. (Cayman Islands)
Series 2014-6RA, Class B, 3.73%, 7/17/2028(b)(j)	920	918
Series 2013-4RA, Class A2A, 3.60%, 4/13/2031(b)(j)	1,270	1,247
Springleaf Funding Trust
Series 2016-AA, Class B, 3.80%, 11/15/2029(b)	600	601
Series 2017-AA, Class C, 3.86%, 7/15/2030‡(b)	2,000	2,041
Structured Asset Investment Loan Trust
Series 2004-1, Class M1, 2.68%, 2/25/2034‡(j)	17	16

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 2004-7, Class M1, 2.76%, 8/25/2034(j)	572	571
Series 2004-8, Class M2, 2.64%, 9/25/2034(j)	293	291
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-WF2, Class M2, 2.34%, 5/25/2035‡(j)	119	118
TIAA CLO II Ltd. (Cayman Islands) Series 2017-1A, Class A, 3.25%, 4/20/2029(b)(j)	3,055	3,054
Tricolor Auto Securitization Trust Series 2018-2A, Class A, 3.96%, 10/15/2021(b)	566	569
United Auto Credit Securitization Trust Series 2018-1, Class D, 3.52%, 11/10/2022(b)	1,070	1,074
US Airways Pass-Through Trust Series 2013-1, Class A, 3.95%, 11/15/2025	2,508	2,646
Vericrest Opportunity Loan Trust Series 2019-NPL3, Class A2, 6.17%, 3/25/2049‡(b)(l)	1,325	1,338
VOLT LXII LLC Series 2017-NPL9, Class A1, 3.13%, 9/25/2047‡(b)(l)	621	622
VOLT LXIV LLC Series 2017-NP11, Class A1, 3.38%, 10/25/2047‡(b)(l)	614	615
VOLT LXXXIII LLC Series 2019-NPL9, Class A1B, 4.09%, 11/26/2049(b)(l)	2,960	2,957
Westlake Automobile Receivables Trust
Series 2018-3A, Class D, 4.00%, 10/16/2023(b)	860	883
Series 2018-3A, Class E, 4.90%, 12/15/2023(b)	490	507
Series 2018-2A, Class E, 4.86%, 1/16/2024(b)	730	757
Series 2018-1A, Class F, 5.60%, 7/15/2024(b)	2,900	2,946
Series 2018-2A, Class F, 6.04%, 1/15/2025(b)	1,701	1,750
Series 2018-3A, Class F, 6.02%, 2/18/2025(b)	1,000	1,032

TOTAL ASSET-BACKED SECURITIES (Cost $156,821)		156,398

COLLATERALIZED MORTGAGE OBLIGATIONS — 13.2%
Alternative Loan Trust
Series 2006-J3, Class 4A1, 5.75%, 5/25/2026	13	11
Series 2004-24CB, Class 1A1, 6.00%, 11/25/2034	181	187
Series 2004-28CB, Class 2A4, 5.75%, 1/25/2035	284	288
Series 2004-28CB, Class 3A1, 6.00%, 1/25/2035	573	577
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	1,292	1,314
American Home Mortgage Assets Trust Series 2006-6, Class A1A, 1.90%, 12/25/2046(j)	1,698	1,474
Angel Oak Mortgage Trust Series 2019-5, Class A1, 2.59%, 10/25/2049(b)(j)	8,065	8,057
Banc of America Alternative Loan Trust Series 2006-2, Class 7A1, 6.00%, 3/25/2021	88	82
Banc of America Funding Trust Series 2006-A, Class 1A1, 4.50%, 2/20/2036(j)	450	451
Banc of America Mortgage Trust Series 2004-A, Class 2A2, 4.79%, 2/25/2034(j)	229	233
CHL GMSR Issuer Trust Series 2018-GT1, Class A, 4.46%, 5/25/2023(b)(j)	1,670	1,675
CIM Trust
Series 2019-INV1, Class A2, 2.71%, 2/25/2049(b)(j)	1,993	1,989
Series 2019-INV2, Class A11, 2.77%, 5/25/2049‡(b)(j)	3,554	3,546
Series 2019-INV3, Class A11, 2.77%, 8/25/2049(b)(j)	1,807	1,803
Citigroup Mortgage Loan Trust, Inc. Series 2005-9, Class 2A2, 5.50%, 11/25/2035	3	3
COLT Mortgage Loan Trust
Series 2019-3, Class A1, 2.76%, 8/25/2049(b)(j)	1,456	1,456
Series 2019-4, Class A1, 2.58%, 11/25/2049(b)(j)	1,237	1,236
CSMC Mortgage-Backed Trust Series 2007-2, Class 3A13, 5.50%, 3/25/2037	430	367
Deephaven Residential Mortgage Trust Series 2019-4A, Class A1, 2.79%, 10/25/2059(b)(j)	3,580	3,586
FHLMC Structured Agency Credit Risk Debt Notes Series 2018-HQA1, Class M2, 4.01%, 9/25/2030(j)	2,730	2,754
FHLMC, REMIC
Series 4043, Class PI, IO, 2.50%, 5/15/2027	5,192	324
Series 4086, Class AI, IO, 3.50%, 7/15/2027	2,172	183
Series 4120, Class UI, IO, 3.00%, 10/15/2027	1,379	109
Series 4216, Class MI, IO, 3.00%, 6/15/2028	829	66

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series 4178, Class BI, IO, 3.00%, 3/15/2033	1,476	158
Series 2936, Class AS, IF, IO, 4.33%, 2/15/2035(j)	354	47
Series 3716, Class PI, IO, 4.50%, 4/15/2038	2,097	98
Series 4119, Class LI, IO, 3.50%, 6/15/2039	10,846	700
Series 3907, Class AI, IO, 5.00%, 5/15/2040	2,712	182
Series 4018, Class HI, IO, 4.50%, 3/15/2041	4,440	497
Series 4073, Class IQ, IO, 4.00%, 7/15/2042	1,530	218
Series 4173, Class I, IO, 4.00%, 3/15/2043	4,395	799
Series 4305, Class SK, IF, IO, 4.83%, 2/15/2044(j)	1,876	382
Series 4612, Class QI, IO, 3.50%, 5/15/2044	7,800	931
Series 4372, Class SY, IF, IO, 4.33%, 8/15/2044(j)	7,100	1,097
Series 4687, Class SG, IF, IO, 4.38%, 1/15/2047(j)	6,371	1,308
Series 4654, Class SK, IF, IO, 4.23%, 2/15/2047(j)	9,410	1,909
Series 4681, Class SD, IF, IO, 4.38%, 5/15/2047(j)	15,722	2,915
Series 4707, Class SA, IF, IO, 4.38%, 8/15/2047(j)	8,747	2,018
FNMA, Connecticut Avenue Securities
Series 2015-C03, Class 2M2, 6.71%, 7/25/2025(j)	952	1,006
Series 2018-C05, Class 1M2, 4.06%, 1/25/2031(j)	2,010	2,026
Series 2018-C06, Class 1M2, 3.71%, 3/25/2031(j)	1,360	1,364
Series 2018-C06, Class 2M2, 3.81%, 3/25/2031(j)	370	371
FNMA, REMIC
Series 2012-109, Class WI, IO, 2.50%, 10/25/2027	2,180	143
Series 2012-145, Class EI, IO, 3.00%, 1/25/2028	3,680	249
Series 2012-149, Class MI, IO, 3.00%, 1/25/2028	2,336	160
Series 2012-120, Class DI, IO, 3.00%, 3/25/2031	860	50
Series 2003-130, Class NS, IF, IO, 5.29%, 1/25/2034(j)	793	164
Series 2005-67, Class SI, IF, IO, 4.99%, 8/25/2035(j)	555	72
Series 2005-69, Class AS, IF, IO, 4.99%, 8/25/2035(j)	159	21
Series 2006-24, Class QS, IF, IO, 5.49%, 4/25/2036(j)	536	97
Series 2008-67, Class FG, 2.71%, 7/25/2038(j)	885	908
Series 2012-148, Class JI, IO, 3.50%, 12/25/2039	2,777	206
Series 2010-102, Class IP, IO, 5.00%, 12/25/2039	938	42
Series 2012-118, Class DI, IO, 3.50%, 1/25/2040	5,953	360
Series 2013-5, Class BI, IO, 3.50%, 3/25/2040	5,571	396
Series 2010-68, Class SJ, IF, IO, 4.84%, 7/25/2040(j)	516	98
Series 2016-30, Class SA, IF, IO, 4.29%, 5/25/2046(j)	7,484	1,582
Series 2016-39, Class LS, IF, IO, 4.29%, 7/25/2046(j)	4,811	1,034
Series 2016-74, Class GS, IF, IO, 4.29%, 10/25/2046(j)	2,295	479
Series 2016-75, Class SC, IF, IO, 4.39%, 10/25/2046(j)	4,968	865
Series 2017-6, Class SB, IF, IO, 4.34%, 2/25/2047(j)	3,640	683
Series 2017-47, Class ST, IF, IO, 4.39%, 6/25/2047(j)	7,785	1,764
Series 2019-42, Class SK, IF, IO, 4.34%, 8/25/2049(j)	2,188	392
GCAT Trust Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(b)(j)	3,460	3,452
GNMA
Series 2014-36, Class WY, 2.00%, 3/16/2044	810	771
Series 2014-181, Class SL, IF, IO, 3.88%, 12/20/2044(j)	3,531	670
Series 2015-110, Class MS, IF, IO, 3.99%, 8/20/2045(j)	1,576	226
Series 2017-134, Class SD, IF, IO, 4.48%, 9/20/2047(j)	3,485	657
Series 2019-115, Class SD, IF, IO, 4.38%, 9/20/2049(j)	1,791	304
Series 2015-H13, Class GI, IO, 1.67%, 4/20/2065(j)	2,840	119
Series 2017-H14, Class FG, 3.49%, 6/20/2067(j)	1,164	1,182
GSR Mortgage Loan Trust Series 2004-15F, Class 1A2, 5.50%, 12/25/2034	764	819
Homeward Opportunities Fund I Trust
Series 2019-1, Class M1, 3.95%, 1/25/2059‡(b)(j)	810	822
Series 2019-3, Class A1, 2.68%, 11/25/2059(b)(j)	3,110	3,103
IndyMac INDX Mortgage Loan Trust Series 2005-AR10, Class A1, 1.97%, 6/25/2035(j)	1,076	1,011

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
JP Morgan Mortgage Trust Series 2006-S2, Class 1A19, 6.00%, 7/25/2036		477	405
Lanark Master Issuer plc (United Kingdom) Series 2018-1A, Class 1A, 2.32%, 12/22/2069(b)(j)		1,386	1,385
Lehman Mortgage Trust Series 2005-2, Class 2A5, 5.50%, 12/25/2035		431	391
LHOME Mortgage Trust Series 2019-RTL3, Class A1, 3.87%, 7/25/2024(b)		860	860
MASTR Alternative Loan Trust Series 2004-12, Class 3A1, 6.00%, 12/25/2034		1,899	2,036
Morgan Stanley Mortgage Loan Trust
Series 2004-4, Class 2A, 6.39%, 9/25/2034(j)		404	447
Series 2004-9, Class 1A, 5.38%, 11/25/2034(j)		129	138
New Residential Mortgage Loan Trust Series 2019-NQM5, Class A1, 2.71%, 11/25/2059(b)(j)		5,910	5,904
OBX Trust
Series 2019-EXP1, Class 2A1B, 2.66%, 1/25/2059(b)(j)		2,448	2,420
Series 2019-EXP3, Class 2A1A, 2.61%, 10/25/2059(b)(j)		3,805	3,806
Series 2019-EXP3, Class 2A1B, 2.61%, 10/25/2059(b)(j)		1,930	1,900
Permanent Master Issuer plc (United Kingdom) Series 2018-1A, Class 1A1, 2.37%, 7/15/2058(b)(j)		3,480	3,479
RALI Trust Series 2006-QS4, Class A2, 6.00%, 4/25/2036		46	44
Residential Asset Securitization Trust
Series 2005-A3, Class A2, 5.50%, 4/25/2035		2,627	2,430
Series 2005-A8CB, Class A11, 6.00%, 7/25/2035		312	297
SART 4.75%, 7/15/2024		3,401	3,473
Sequoia Mortgage Trust Series 2003-8, Class A1, 2.36%, 1/20/2034(j)		451	453
Starwood Mortgage Residential Trust
Series 2019-1, Class A1, 2.94%, 6/25/2049(b)(j)		2,704	2,709
Series 2019-1, Class A3, 3.30%, 6/25/2049(b)(j)		1,532	1,536
Series 2019-INV1, Class A1, 2.61%, 8/25/2049(b)(j)		1,542	1,535
TDA CAM 4 FTA (Spain) Series 4, Class A, 6/26/2039(a)(j)	EUR	804	883
Toorak Mortgage Corp. Ltd.
Series 2018-1, Class A1, 4.34%, 8/25/2021(b)(l)		2,600	2,626
Series 2019-1, Class A1, 4.46%, 3/25/2022(b)(l)		1,980	2,011
Verus Securitization Trust
Series 2018-2, Class A1, 3.68%, 6/1/2058(b)(j)		1,452	1,460
Series 2019-1, Class A1, 3.84%, 2/25/2059(b)(j)		1,746	1,765
Series 2019-4, Class A1, 2.64%, 11/25/2059(b)(l)		5,850	5,851
Series 2019-INV3, Class A1, 2.69%, 11/25/2059(b)(j)		6,400	6,394
WaMu Mortgage Pass-Through Certificates Trust Series 2003-S3, Class 3A2, 5.50%, 5/25/2033		166	168
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust Series 2006-3, Class 5A2, 5.50%, 3/25/2021		18	18

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $127,844)			129,522

FOREIGN GOVERNMENT SECURITIES — 8.3%
Abu Dhabi Government Bond (United Arab Emirates) 3.13%, 9/30/2049(b)		1,490	1,451
Arab Republic of Egypt (Egypt) 7.05%, 1/15/2032(b)		590	598
Canada Government Bond (Canada) 2.25%, 6/1/2029	CAD	17,400	14,011
Federal Democratic Republic of Ethiopia (Ethiopia) 6.63%, 12/11/2024(a)		1,040	1,090
Federal Republic of Nigeria (Nigeria)
7.14%, 2/23/2030(a)		980	975
7.88%, 2/16/2032(a)		930	943
Gabonese Republic (Gabon) 6.38%, 12/12/2024(a)		510	509
Government of Dominican Republic (Dominican Republic)
5.95%, 1/25/2027(a)		1,250	1,358
6.85%, 1/27/2045(a)		720	791
6.40%, 6/5/2049(b)		280	294
Jamaica Government International Bond (Jamaica)
8.00%, 3/15/2039		1,010	1,333
7.88%, 7/28/2045		200	262
Kingdom of Bahrain (Bahrain) 7.50%, 9/20/2047(a)		885	1,041

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments		Principal Amount (000)	Value (000)
Kingdom of Morocco (Morocco) 1.50%, 11/27/2031(b)	EUR	900	981
Kingdom of Saudi Arabia (Saudi Arabia) 0.75%, 7/9/2027(b)	EUR	1,000	1,129
Kingdom of Spain (Spain) 5.15%, 10/31/2028(a)	EUR	19,000	29,739
Oman Government International Bond (Oman) 5.38%, 3/8/2027(a)		980	982
Republic of Angola (Angola)
9.50%, 11/12/2025(a)		1,550	1,724
8.00%, 11/26/2029(b)		650	647
Republic of Belarus (Belarus) 6.88%, 2/28/2023(a)		450	481
Republic of Colombia (Colombia) 5.20%, 5/15/2049		1,070	1,271
Republic of Cote d’Ivoire (Ivory Coast) 6.88%, 10/17/2040(b)	EUR	1,320	1,478
Republic of El Salvador (El Salvador)
7.38%, 12/1/2019(a)		500	500
7.75%, 1/24/2023(a)		877	953
7.12%, 1/20/2050(b)		460	467
Republic of Indonesia (Indonesia)
1.40%, 10/30/2031	EUR	883	963
8.38%, 3/15/2034	IDR	27,279,000	2,069
Republic of Kazakhstan (Kazakhstan) 1.50%, 9/30/2034(b)	EUR	616	680
Republic of Lebanon (Lebanon)
6.38%, 3/9/2020		280	224
5.80%, 4/14/2020(a)		1,000	762
6.65%, 4/22/2024(a)		700	314
6.85%, 3/23/2027(a)		778	351
Republic of Macedonia (Macedonia, the Former Yugoslav Republic of) 2.75%, 1/18/2025(a)	EUR	1,110	1,301
Republic of Panama (Panama) 3.87%, 7/23/2060		960	1,022
Republic of Paraguay (Paraguay)
5.00%, 4/15/2026(a)		620	681
5.60%, 3/13/2048(a)		480	547
Republic of Peru (Peru) 6.95%, 8/12/2031(a)	PEN	4,060	1,430
Republic of Romania (Romania)
2.12%, 7/16/2031(b)	EUR	487	546
4.63%, 4/3/2049(b)	EUR	297	406
Republic of Serbia (Serbia) 1.50%, 6/26/2029(b)	EUR	560	628
Republic of Sri Lanka (Sri Lanka)
6.35%, 6/28/2024(b)		450	441
7.55%, 3/28/2030(b)		540	512
Republic of Turkey (Turkey) 5.60%, 11/14/2024		1,580	1,588
Russian Federation (Russia) 8.15%, 2/3/2027	RUB	135,040	2,331

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $82,396)			81,804

COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.2%
BANK
Series 2019-BN17, Class E, 3.00%, 4/15/2052‡(b)		150	127
Series 2017-BNK9, Class D, 2.80%, 11/15/2054‡(b)		604	529
Series 2019-BN20, Class XA, IO, 0.97%, 9/15/2062(j)		4,157	281
BHMS Series 2018-ATLS, Class A, 3.02%, 7/15/2035(b)(j)		2,675	2,677
Braemar Hotels & Resorts Trust Series 2018-PRME, Class C, 3.02%, 6/15/2035‡(b)(j)		1,200	1,196
CGDBB Commercial Mortgage Trust
Series 2017-BIOC, Class B, 2.74%, 7/15/2032(b)(j)		2,375	2,373
Series 2017-BIOC, Class C, 2.82%, 7/15/2032‡(b)(j)		1,562	1,560
Citigroup Commercial Mortgage Trust Series 2015-P1, Class D, 3.23%, 9/15/2048(b)		2,765	2,614
Commercial Mortgage Trust Series 2004-GG1, Class J, 5.45%, 6/10/2036‡(b)(j)		797	—	(k)
Credit Suisse Commercial Mortgage Trust Series 2007-C1, Class AM, 5.42%, 2/15/2040		24	23
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class B, 3.00%, 5/15/2036‡(b)(j)		3,800	3,806
Exantas Capital Corp. Ltd. (Cayman Islands) Series 2018-RSO6, Class A, 2.59%, 6/15/2035(b)(j)		1,040	1,034
FHLMC, Multifamily Structured Pass-Through Certificates
Series K033, Class X1, IO, 0.41%, 7/25/2023(j)		43,159	443
Series K729, Class X1, IO, 0.49%, 10/25/2024(j)		21,827	332
Series K091, Class A2, 3.51%, 3/25/2029		3,700	4,065
Series K158, Class A2, 3.90%, 12/25/2030(j)		1,890	2,138
Series K155, Class A2, 3.75%, 11/25/2032		4,300	4,800
Series K723, Class X3, IO, 1.98%, 10/25/2034(j)		9,280	618
Series K038, Class X3, IO, 2.57%, 6/25/2042(j)		10,700	1,055
Series K041, Class X3, IO, 1.70%, 11/25/2042(j)		13,061	973
Series K042, Class X3, IO, 1.66%, 1/25/2043(j)		12,574	885

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
Series K047, Class X3, IO, 1.55%, 6/25/2043(j)	18,000	1,265
Series K726, Class X3, IO, 2.20%, 7/25/2044(j)	3,760	312
Series K067, Class X3, IO, 2.19%, 9/25/2044(j)	15,993	2,237
Series K068, Class X3, IO, 2.13%, 10/25/2044(j)	4,540	617
Series K070, Class X3, IO, 2.11%, 12/25/2044(j)	2,152	297
Series K730, Class X3, IO, 2.10%, 2/25/2045(j)	13,820	1,283
Series K072, Class X3, IO, 2.21%, 12/25/2045(j)	3,940	579
Series K088, Class X3, IO, 2.42%, 2/25/2047(j)	7,310	1,301
FNMA ACES
Series 2014-M3, Class X2, IO, 0.09%, 1/25/2024(j)	29,482	87
Series 2019-M1, Class A2, 3.67%, 9/25/2028(j)	1,200	1,317
FREMF Series 2018-KF46, Class B, 3.73%, 3/25/2028(b)(j)	2,594	2,576
FREMF Mortgage Trust
Series 2017-KF29, Class B, 5.33%, 2/25/2024(b)(j)	291	297
Series 2017-KF31, Class B, 4.68%, 4/25/2024(b)(j)	448	453
Series 2017-KF36, Class B, 4.43%, 8/25/2024(b)(j)	1,060	1,073
Series 2017-KF35, Class B, 4.53%, 8/25/2024(b)(j)	1,061	1,063
Series 2018-KF45, Class B, 3.73%, 3/25/2025(b)(j)	421	415
Series 2018-KF47, Class B, 3.78%, 5/25/2025(b)(j)	479	477
Series 2018-KF48, Class B, 3.83%, 6/25/2028(b)(j)	1,297	1,283
Series 2013-K712, Class B, 3.28%, 5/25/2045(b)(j)	536	535
Series 2011-K12, Class B, 4.49%, 1/25/2046(b)(j)	700	714
Series 2017-K726, Class C, 4.11%, 7/25/2049(b)(j)	725	751
Series 2017-K67, Class B, 4.08%, 9/25/2049(b)(j)	1,995	2,117
Series 2017-K729, Class B, 3.80%, 11/25/2049(b)(j)	880	911
GNMA
Series 2012-89, IO, 0.72%, 12/16/2053(j)	7,726	177
Series 2017-9, IO, 0.77%, 1/16/2057(j)	12,683	794
Series 2017-23, IO, 0.74%, 5/16/2059(j)	10,860	600
Series 2017-69, IO, 0.80%, 7/16/2059(j)	9,832	639
GPMT Ltd. (Cayman Islands) Series 2018-FL1, Class B, 3.27%, 11/21/2035‡(b)(j)	1,540	1,536
GS Mortgage Securities Trust Series 2017-GS5, Class D, 3.51%, 3/10/2050‡(b)(j)	3,150	2,986
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 6.47%, 9/15/2039‡(j)	4,974	2,893
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class D, 3.31%, 9/13/2031‡(b)	3,170	3,165
Morgan Stanley Capital I Trust Series 2006-HQ8, Class D, 5.79%, 3/12/2044‡(j)	96	97
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048(b)(j)	2,617	2,666
Series 2019-3, Class A, 3.03%, 10/25/2049(b)(j)	860	859
Wachovia Bank Commercial Mortgage Trust
Series 2005-C21, Class F, 5.27%, 10/15/2044‡(b)(j)	1,299	288
Series 2007-C34, Class AJ, 6.28%, 5/15/2046(j)	504	508

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $72,646)		70,697

CONVERTIBLE BONDS — 1.3%
Electronic Equipment, Instruments & Components — 0.2%
II-VI, Inc. 0.25%, 9/1/2022	975	950
Knowles Corp. 3.25%, 11/1/2021	580	772

		1,722

Entertainment — 0.1%
Live Nation Entertainment, Inc. 2.50%, 3/15/2023	1,145	1,382

Hotels, Restaurants & Leisure — 0.1%
Huazhu Group Ltd. (China) 0.38%, 11/1/2022	660	692

Interactive Media & Services — 0.0%(c)
Snap, Inc. 0.75%, 8/1/2026(b)	530	536

Internet & Direct Marketing Retail — 0.1%
Etsy, Inc. 3/1/2023	360	500
Trip.com Group Ltd. (China) 1.00%, 7/1/2020	700	687

		1,187

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Principal Amount (000)	Value (000)
IT Services — 0.1%
Square, Inc. 0.50%, 5/15/2023	560	652

Machinery — 0.1%
Fortive Corp. 0.88%, 2/15/2022(b)	680	669

Semiconductors & Semiconductor Equipment — 0.2%
Cree, Inc. 0.88%, 9/1/2023	625	650
ON Semiconductor Corp. 1.00%, 12/1/2020	1,400	1,752

		2,402

Software — 0.3%
DocuSign, Inc. 0.50%, 9/15/2023	990	1,204
Envestnet, Inc. 1.75%, 6/1/2023	380	461
FireEye, Inc. 0.88%, 6/1/2024	290	292
Nuance Communications, Inc. 1.50%, 11/1/2035	190	201
Nutanix, Inc. 1/15/2023	530	561

		2,719

Specialty Retail — 0.1%
Guess?, Inc. 2.00%, 4/15/2024(b)	595	598

TOTAL CONVERTIBLE BONDS (Cost $11,629)		12,559

LOAN ASSIGNMENTS — 0.2%(m)
Specialty Retail — 0.2%
Claire’s Stores, Inc., 1st Lien Term Loan (ICE LIBOR USD 6 Month + 7.25%), 9.94%, 10/12/2038‡(d)(n)(Cost $935)	935	1,590

	Shares (000)
COMMON STOCKS — 0.1%
Capital Markets — 0.1%
UCI Holdings LLC (New Zealand)*‡	24	547

Communications Equipment — 0.0%(c)
Goodman Networks, Inc.*‡	6	— (k)

Independent Power and Renewable Electricity Producers — 0.0%(c)
Vistra Energy Corp.	2	40

Media — 0.0%(c)
Clear Channel Outdoor Holdings, Inc.*	34	84
iHeartMedia, Inc., Class A*(i)	2	26

		110

Software — 0.0%(c)
Avaya Holdings Corp.*	5	62

Specialty Retail — 0.0%(c)
Claire’s Stores, Inc.*‡	1	506

TOTAL COMMON STOCKS (Cost $1,430)		1,265

PREFERRED STOCKS — 0.1%
Communications Equipment — 0.0%(c)
Goodman Networks, Inc. (Preference)*‡	7	—	(k)

Internet & Direct Marketing Retail — 0.0%(c)
MYT Holding Co. 10.00%, 6/7/2029*(b)	352	290

Specialty Retail — 0.1%
Claire’s Stores, Inc.*‡	1	959

TOTAL PREFERRED STOCKS (Cost $694)		1,249

	No. of Warrants (000)
WARRANTS — 0.0%(c)
Wireless Telecommunication Services — 0.0%(c)
iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD*‡ (Cost $227)	13	184

	No. of Rights (000)
RIGHTS — 0.0%(c)
Independent Power and Renewable Electricity Producers — 0.0%(c)
Vistra Energy Corp., expiring 12/31/2049*‡ (Cost $—)	42	37

	Shares (000)
SHORT-TERM INVESTMENTS — 1.8%
INVESTMENT COMPANIES — 1.6%
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.74%(o)(p) (Cost $15,767)	15,763	15,767

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

Investments	Shares (000)	Value (000)
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.1%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.59%(o)(p) (Cost $574)	574	574

	Principal Amount (000)
U.S. TREASURY OBLIGATIONS — 0.1%
U.S. Treasury Bills 1.61%, 1/23/2020(r)(q) (Cost $798)	800	798

TOTAL SHORT-TERM INVESTMENTS (Cost $17,139)		17,139

Total Investments — 98.8% (Cost $958,391)		969,485
Other Assets Less Liabilities — 1.2%		11,769

Net Assets — 100.0%		981,254

Percentages indicated are based on net assets.

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
CAD	Canadian Dollar
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CSMC	Credit Suisse Mortgage Trust
DKK	Danish Krone
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of November 30, 2019. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
PEN	Peruvian Nuevo Sol
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REMIC	Real Estate Mortgage Investment Conduit
RUB	Russian Ruble
SCA	Limited partnership with share capital
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Amount rounds to less than 0.1% of net assets.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2019.
(e)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2019.
(f)	Security is an interest bearing note with preferred security characteristics.
(g)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(h)	Defaulted security.
(i)	The security or a portion of this security is on loan at November 30, 2019. The total value of securities on loan at November 30, 2019 is approximately $550,000.
(j)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2019.
(k)	Amount rounds to less than one thousand.
(l)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2019.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	Fund is subject to legal or contractual restrictions on the resale of the security.
(o)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(p)	The rate shown is the current yield as of November 30, 2019.
(q)	All or a portion of this security is deposited with the broker as initial margin for centrally cleared swaps.
(r)	The rate shown is the effective yield as of November 30, 2019.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of November 30, 2019 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	336	12/2019	AUD	33,421	174
Euro-Buxl	23	12/2019	EUR	5,278	(333)
Euro-Schatz	3	12/2019	EUR	370	(2)
Canada 10 Year Bond	448	03/2020	CAD	47,158	(252)
U.S. Treasury 2 Year Note	1,131	03/2020	USD	243,845	(64)
U.S. Treasury Ultra Bond	146	03/2020	USD	27,421	(6)

					(483)

Short Contracts
Euro-Bobl	(208)	12/2019	EUR	(30,783)	534
Euro-Bund	(136)	12/2019	EUR	(25,634)	761
Long Gilt	(19)	03/2020	GBP	(3,262)	(17)
U.S. Treasury 2 Year Note	(170)	03/2020	USD	(36,652)	22
U.S. Treasury 5 Year Note	(220)	03/2020	USD	(26,175)	16
U.S. Treasury 10 Year Note	(15)	03/2020	USD	(1,941)	7
U.S. Treasury 10 Year Ultra Note	(328)	03/2020	USD	(46,653)	156

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
U.S. Treasury Long Bond	(162)	03/2020	USD	(25,763)	78
U.S. Treasury Ultra Bond	(98)	03/2020	USD	(18,406)	2

					1,559

					1,076

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of November 30, 2019 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	7,456	USD	8,203	Citibank, NA	12/4/2019	13
EUR	6,077	USD	6,685	Goldman Sachs International	12/4/2019	11
EUR	7,439	USD	8,183	HSBC Bank, NA	12/4/2019	15
GBP	60	USD	78	Merrill Lynch International	12/4/2019	— (a)
USD	23,914	EUR	21,371	Barclays Bank plc	12/4/2019	365
USD	58	EUR	52	Standard Chartered Bank	12/4/2019	— (a)
USD	78	GBP	60	Goldman Sachs International	12/4/2019	— (a)
USD	566	AUD	833	BNP Paribas	1/6/2020	2
USD	1,180	BRL	4,942	Barclays Bank plc**	1/6/2020	14
USD	1,181	BRL	4,942	Citibank, NA**	1/6/2020	15
USD	14,068	CAD	18,646	Merrill Lynch International	1/6/2020	25
USD	957	EUR	867	BNP Paribas	1/6/2020	— (a)
USD	2,473	PEN	8,401	Goldman Sachs International**	1/6/2020	8
USD	4,907	SGD	6,683	BNP Paribas	1/6/2020	19
USD	3,535	RUB	227,948	Barclays Bank plc**	1/9/2020	10

Total unrealized appreciation						497

EUR	18	USD	20	HSBC Bank, NA	12/4/2019	— (a)
EUR	113	USD	125	Merrill Lynch International	12/4/2019	(1)
EUR	322	USD	358	TD Bank Financial Group	12/4/2019	(3)
USD	8,223	EUR	7,456	Citibank, NA	1/3/2020	(13)
USD	6,701	EUR	6,077	Goldman Sachs International	1/3/2020	(11)
USD	8,203	EUR	7,439	HSBC Bank, NA	1/3/2020	(15)
USD	78	GBP	60	Merrill Lynch International	1/3/2020	— (a)
BRL	9,884	USD	2,355	Barclays Bank plc**	1/6/2020	(25)
PEN	3,385	USD	1,004	Citibank, NA**	1/6/2020	(10)
SGD	6,683	USD	4,906	Merrill Lynch International	1/6/2020	(18)
USD	4,912	DKK	33,255	Goldman Sachs International	1/6/2020	(7)
USD	51,790	EUR	46,953	BNP Paribas	1/6/2020	(86)
USD	2,162	IDR	30,681,869	Citibank, NA**	1/6/2020	(3)
RUB	70,303	USD	1,090	Barclays Bank plc**	1/9/2020	(3)

Total unrealized depreciation						(195)

Net unrealized appreciation						302

Abbreviations

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

PEN	Peruvian Nuevo Sol
RUB	Russian Ruble
SGD	Singapore Dollar
USD	United States Dollar

(a)	Amount rounds to less than one thousand.
**	Non-deliverable forward.

Centrally Cleared Credit default swap contracts outstanding - buy protection(a) as of November 30, 2019 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.HY.33-V1	5.00	Quarterly	12/20/2024	3.25	USD 9,800	(710)	(138)	(848)
CDX.NA.HY.33-V1	5.00	Quarterly	12/20/2024	3.25	USD 9,820	(717)	(132)	(849)

						(1,427)	(270)	(1,697)

(a)

The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(b)

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)

Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Centrally Cleared Interest rate swap contracts outstanding as of November 30, 2019 (amounts in thousands):

Floating Rate Index(a)	Fixed Rate	Pay/Receive Floating Rate	Maturity Date	Notional Amount	Upfront Payments (Receipts)($)	Value And Unrealized Appreciation (Depreciation) ($)
3 month LIBOR quarterly	1.55 semi-annually	Receive	12/15/2021	USD 296,000	—	(9)

Abbreviations

CDX	Credit Default Swap Index
LIBOR	London Interbank Offered Rate
USD	United States Dollar

(a)	Value of floating rate index at November 30, 2019 was 1.91%

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2019.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Capital Markets	$—	$—	$547		$547
Communications Equipment	—	—	—	(a)	— (a)
Specialty Retail	—	—	506		506
Other Common Stocks	212	—	—		212

Total Common Stocks	212	—	1,053		1,265

Preferred Stocks
Communications Equipment	—	—	—	(a)	— (a)
Specialty Retail	—	—	959		959
Other Preferred Stocks	—	290	—		290

Total Preferred Stocks	—	290	959		1,249

Debt Securities
Asset-Backed Securities	—	99,924	56,474		156,398
Collateralized Mortgage Obligations	—	125,154	4,368		129,522
Commercial Mortgage-Backed Securities	—	52,514	18,183		70,697
Convertible Bonds	—	12,559	—		12,559
Corporate Bonds
Electric Utilities	—	11,961	1		11,962
Thrifts & Mortgage Finance	—	10,815	6,000		16,815
Wireless Telecommunication Services	—	3,153	—	(a)	3,153
Other Corporate Bonds	—	196,497	—		196,497

Total Corporate Bonds	—	222,426	6,001		228,427

Foreign Government Securities	—	81,804	—		81,804
Mortgage-Backed Securities	—	268,614	—		268,614
Loan Assignments	—	—	1,590		1,590
Rights	—	—	37		37
Warrants	—	—	184		184
Short-Term Investments
Investment Companies	15,767	—	—		15,767
Investment of cash collateral from securities loaned	574	—	—		574
Other U.S. Treasury Obligations	—	798	—		798

Total Short-Term Investments	16,341	798	—		17,139

Total Investments in Securities	$16,553	$864,083	$88,849		$969,485

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$497	$—		$497
Futures Contracts	1,750	—	—		1,750

Total Appreciation in Other Financial Instruments	$1,750	$497	$—		$2,247

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(195)	$—		$(195)
Futures Contracts	(674)	—	—		(674)
Swaps	—	(279)	—		(279)

Total Depreciation in Other Financial Instruments	$(674)	$(474)	$—		$(1,148)

(a)	Amount rounds to less than one thousand.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of February 28, 2019		Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of November 30, 2019
Investments in Securities
Asset-Backed Securities	$89,958		$10	$(579)	$32		$3,733	$(36,105)	$810	$(1,385)	$56,474
Collateralized Mortgage Obligations	2,634		(102)	91	3		5,832	(4,090)	—	—	4,368
Commercial Mortgage-Backed Securities	14,003		(991)	897	18		3,915	(2,151)	4,919	(2,427)	18,183
Common Stocks - Capital Markets	470		—	77	—		—	—	—	—	547
Common Stocks - Communications Equipment	—	(a)	—	—	—		—	—	—	—	—	(a)
Common Stocks - Specialty Retail	805		—	(299)	—		—	—	—	—	506
Corporate Bonds - Capital Markets	75		—	— (a)	—	(a)	—	(75)	—	—	—
Corporate Bonds - Communications Equipment	—	(a)	— (a)	—	—		—	— (a)	—	—	—
Corporate Bonds - Electric Utilities	8		—	(7)	—		—	—	—	—	1
Corporate Bonds - Thrifts & Mortgage Finance	6,000		—	—	—		—	—	—	—	6,000
Corporate Bonds - Wireless Telecommunication Services	—	(a)	—	—	—		—	—	—	—	—	(a)
Loan Assignments - Specialty Retail	1,402		—	188	—		—	—	—	—	1,590
Preferred Stocks - Communications Equipment	—	(a)	—	—	—		—	—	—	—	—	(a)
Preferred Stocks - Specialty Retail	900		—	59	—		—	—	—	—	959
Private Placements - Commercial Loans	15,520		(900)	480	—		—	(15,100)	—	—	—
Rights - Independent Power and Renewable Electricity Producers	32		—	5	—		—	—	—	—	37
Warrants - Wireless Telecommunication Services	—		—	(43)	—		227	—	—	—	184

Total	$131,807		$(1,983)	$869	$53		$13,707	$(57,521)	$5,729	$(3,812)	$88,849

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The change in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2019, which were valued using significant unobservable inputs (level 3) amounted to approximately $503,000.

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended November 30, 2019.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at November 30, 2019		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$34,591		Discounted Cash Flow	Constant Prepayment Rate	15.00% -20.00% (15.94%)
				Yield (Discount Rate of Cash Flows)	2.30% - 5.89% (3.68%)

Asset-Backed Securities	34,591

	4,368		Discounted Cash Flow	Constant Prepayment Rate	6.00% - 20.00% (16.01%)
				Constant Default Rate	0.00% - 1.54% (0.44%)
				Yield (Discount Rate of Cash Flows)	2.68% - 3.52% (2.84%)

Collateralized Mortgage Obligations	4,368

	16,360		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	2.70% -199.00% (37.98%)

Commercial Mortgage-Backed Securities	16,360

	—	(b)	Market Comparable Companies	EBITDA Multiple	5.0x (5.0x)
				Discount for Potential Outcome	30.00% (30.00%)

Preferred Stocks	—	(b)

	—	(b)	Market Comparable Companies	EBITDA Multiple	5.0x (5.0x)

Common Stocks	—	(b)

Total	$55,319

(a) Unobservable inputs were weighted by the relative fair value of the instruments.
(b) Amount rounds to less than one thousand.
#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At November 30, 2019, the value of these investments was approximately $33,530,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended November 30, 2019
Security Description	Value at February 28, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2019	Shares at November 30, 2019	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 1.74%(a)(b)	$7,446	$704,269	$695,942	$(5)	$(1)	$15,767	15,763	$367	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 1.59%(a)(b)	5,748	26,450	31,624	—	—	574	574	52	—

Total	$13,194	$730,719	$727,566	$(5)	$(1)	$16,341		$419	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2019.

C. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. Dollar without the delivery of foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

JPMorgan Unconstrained Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF NOVEMBER 30, 2019 (Unaudited) (continued)

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including interest rate and credit default, index, to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, non-deliverable forward foreign currency exchange contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically based on a fixed interest rate.